FINANCIAL INSTRUMENTS - Fair value disclosures (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair value and other disclosures
Net gain (loss) on financial assets at fair value through profit or loss	$ 2,237	$ 265
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets	0	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers out of Level 3 of fair value hierarchy, liabilities	0	0
Financial assets	32,462	9,695
Financial liabilities	109,378	30,357
Financial assets at amortized cost
Fair value and other disclosures
Financial assets	30,878	8,172
Other short-term investments | Level 1 | At fair value
Fair value and other disclosures
Financial assets	62	1,463
Investments | Financial assets at amortized cost
Fair value and other disclosures
Financial assets at fair value	4,310
Financial assets	5,183
Government bonds | Level 1 | At fair value
Fair value and other disclosures
Financial assets	727	50
Other Investments | Level 1 | At fair value
Fair value and other disclosures
Financial assets		10
Financial debt
Fair value and other disclosures
Financial liabilities at fair value	78,787	11,459
Financial liabilities	$ 79,312	10,844
Financial debt | Restated for compare
Fair value and other disclosures
Financial liabilities at fair value		16,918
Financial liabilities		$ 16,010